INVESTMENT IN ASSOCIATED COMPANIES (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Purchase of interests in associates		$ 0	$ 0	$ 1,505
Investment in associated companies		11,788	12,386
Cash receipts from repayment of advances and loans made to related parties		0	1,388	0
Dividends received		0	7,298	0
TFG Marine
Disclosure of associates [line items]
Share of profit (loss) of associates accounted for using equity method		(1,700)	2,800	$ 14,800
Proportion of ownership interest in joint venture	15.00%
Receivables due from related parties	$ 1,500	0
Debt conversion, converted instrument, amount	$ 100
Investments accounted for using equity method		8,600	10,300
Cash receipts from repayment of advances and loans made to related parties		1,400
Dividends received		7,300
FMS Holdco
Disclosure of associates [line items]
Number of shares subscribed to (in shares)				433
Purchase of interests in associates				$ 1,500
Proportion of ownership interest in associate				43.60%
Clean Marine
Disclosure of associates [line items]
Proportion of ownership interest in associate				43.60%
Investment in associated companies		3,200	2,100
Share of profit (loss) of associates accounted for using equity method		$ 1,100	$ 600	$ (600)
Clean Marine | FMS Holdco
Disclosure of associates [line items]
Ownership interest purchased from other party				50.00%